FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PFLRX	PFRBX	PFICX	Pending	Pending	PFRYX

Putnam Floating Rate Income Fund

Summary prospectus
6|30|10

A world of investing.℠

Putnam INVESTMENTS

Putnam Floating Rate Income Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 6/30/10, are incorporated by reference into this summary prospectus.

Goal

Putnam Floating Rate Income Fund seeks high current income. Preservation of capital is a secondary goal.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II–1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)
		Maximum deferred
	Maximum sales	sales charge (load) (as
	charge (load)	a percentage of original
	imposed on purchases	purchase price or	Redemption fee (as
	(as a percentage of	redemption proceeds,	a percentage of total
Share class	offering price)	whichever is lower)	redemption proceeds)
Class A	1.00%	NONE*	1.00%
Class B	NONE	1.00%**	1.00%
Class C	NONE	1.00%	1.00%
Class M	0.75%	NONE*	1.00%
Class R	NONE	NONE	1.00%
Class Y	NONE	NONE	1.00%

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Annual fund operating expenses***
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Acquired fund	Total annual
	Management	and service	Other	operating	fund operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses
Class A	0.57%	0.25%	0.26%	0.01%	1.09%
Class B	0.57%	0.45%	0.26%	0.01%	1.29%
Class C	0.57%	1.00%	0.26%	0.01%	1.84%
Class M	0.57%	0.30%	0.26%	0.01%	1.14%
Class R	0.57%	0.50%	0.26%	0.01%	1.34%
Class Y	0.57%	N/A	0.26%	0.01%	0.84%

* A deferred sales charge of 1.00% on class A shares and of 0.30% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

**This charge is phased out over two years.

***Restated to reflect projected expenses under a new management contract effective 1/1/2010 and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$210	$443	$695	$1,415
Class B	$231	$409	$708	$1,502
Class B (no redemption)	$131	$409	$708	$1,502
Class C	$287	$579	$995	$2,159
Class C (no redemption)	$187	$579	$995	$2,159
Class M	$190	$435	$698	$1,451
Class R	$136	$425	$734	$1,613
Class Y	$86	$268	$466	$1,037

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 54%.

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Investments, risks, and performance

Investments

We invest mainly in corporate loans and other corporate debt securities which have floating rates of interest, are obligations of U.S. issuers and are below investment-grade in quality (sometimes referred to as “junk bonds”). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Interest rate risk is generally greater for longer-term bonds. To the extent the fund holds floating rate loans, interest rate risk may be reduced but will not be eliminated. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). While floating rate loans are normally secured by specific collateral or assets of the issuer (so that holders of the loans, such as the fund, will have a priority claim on those assets in the event of default or bankruptcy of the issuer), the value of collateral may be insufficient to meet the issuer’s obligations, and the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is

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not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Average annual total returns after sales charges
(for periods ending 12/31/09)
			Since inception
Share class	1 year	5 years	(8/4/04)
Class A before taxes	40.19%	2.04%	2.09%
Class A after taxes on distributions	38.02%	0.15%	0.27%
Class A after taxes on distributions and
sale of fund shares	25.97%	0.64%	0.72%
Class B before taxes	39.75%	1.62%	1.66%
Class C before taxes	39.54%	1.47%	1.50%
Class M before taxes	40.02%	1.92%	1.96%
Class R before taxes	41.16%	2.01%	2.05%
Class Y before taxes	41.87%	2.46%	2.49%
Barclays Capital U.S. High Yield Loan
Index (no deduction for fees, expenses or taxes)	53.84%	N/A	N/A
S&P/LSTA Leveraged Loan Index
(no deduction for fees, expenses or taxes)	51.61%	4.23%	4.27%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-deferred arrangement.

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Your fund’s management

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Paul D. Scanlon, Team Leader, U.S. High Yield, portfolio manager of fund since 2005

Norman P. Boucher, Portfolio Manager, portfolio manager of fund since 2008

Robert L. Salvin, Portfolio Manager, portfolio manager of fund since 2008

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

The fund normally distributes any net investment income monthly and any net realized capital gains annually, which will be taxed as ordinary income or as capital gains unless the shares are held through a qualified retirement plan.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP096 262197 6/10 Putnam Retail Management